Financial Instruments - Fair Values and Risk Management - Summary of Changes in Liabilities Arising from Financing Activities (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	€ 56,411	€ 51,951	€ 43,681
Cash flows		4,407	9,296
Changes in fair value		53	(1,026)
Ending balance		56,411	51,951
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	20,943	25,717	17,961
Cash flows	(1,365)	(4,774)	7,756
Other changes	(1,166)
Ending balance	18,412	20,943	25,717
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	56,758
Cash flows	(11,960)
Other changes	12,569
Ending balance	57,367	56,758
Bank Overdrafts and Short Term Borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	35,148	25,967	24,427
Cash flows	(10,978)	9,181	1,540
Ending balance	24,170	35,148	25,967
Losses on derivative financial instruments [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	320	267	1,293
Changes in fair value	452	53	(1,026)
Ending balance	772	320	€ 267
Adjusted balance due to lease liability [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	113,169
Cash flows	(24,303)
Changes in fair value	452
Other changes	11,403
Ending balance	€ 100,721	€ 113,169